ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED BALANCE SHEETS (Parenthetical) (Details) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
CONDENSED BALANCE SHEETS
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	2,000,000,000	1,499,945,349
Ordinary shares, shares issued	941,450,185	369,290,629
Ordinary shares, shares outstanding	941,450,185	369,290,629
Reportable legal entity | Parent
CONDENSED BALANCE SHEETS
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	2,000,000,000	1,499,945,349
Ordinary shares, shares issued	941,450,185	369,290,629
Ordinary shares, shares outstanding	941,450,185	369,290,629